Stockholders' Equity	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 6. STOCKHOLDERS’ EQUITY
Preferred stock
. The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At September 30, 2022 and December 31, 2021, there were no preferred shares issued or outstanding.
Class
 A common stock
. The Company is authorized to issue up to 300,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. On September 19, 2022, certain investors redeemed 18,871,976 shares of Class A common stock for $190,010,529, resulting in a reductions to share of Class A common stock outstanding to 4,128,024. At September 30, 2022 and December 31, 2021, there were no shares of Class A common stock issued and outstanding, except for 4,128,024 and 23,000,000
shares of Class A common stock subject to possible redemption
, respectively
.
Class
 B common stock
. The Company is authorized to issue up to 30,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At September 30, 2022 and December 31, 2021, there were 5,750,000 Class B common stock issued and outstanding.
The shares of Class B common stock (Founder Shares) will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked
securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity- linked securities issued, or to be issued, to any seller in a Business Combination).

NOTE 6 — STOCKHOLDERS’ EQUITY
Preferred stock —
 The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2021, there were no preferred shares issued or outstanding.
Class
 A common stock —
 The Company is authorized to issue 300,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2021, there were no shares of Class A common stock issued and outstanding, except for 23,000,000 shares of Class A common stock subject to possible redemption.
Class
 B common stock —
 The Company is authorized to issue 30,000,000 shares of Class B common stock with a par value of $0.0001 per share. At December 31, 2021, there were 5,750,000 shares of Class B common stock issued and outstanding, so that such shares will collectively represent 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of shareholders except as required by law.
The shares of Class B common stock (founder shares) will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of
Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination).